Cash and Cash Equivalents - Summary of Reconciliation To Cash Flow Statement (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	$ 207,083,935	$ 136,663,976	$ 38,807,662	$ 6,054,664
Bank overdrafts	0	0
Balance per statement of cash flows	$ 207,083,935	$ 136,663,976